Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 97,036	$ 342,000	$ 439,036
UNITED STATES | Bureau of Land Management [Member]
Total		$ 342,000	342,000
UNITED STATES | Internal Revenue Service [Member]
Total	$ 97,036		$ 97,036